Plant and equipment, net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net [Abstract]
Plant and equipment, net
Note 10 –Plant and equipment, net

Plant and equipment consisted of the following as of December 31, 2017 and 2016:

	December 31,
	2017	2016

Leasehold land and buildings (Note 9)	$499	$
Machinery and equipment	2		1
Vehicles and office equipment	23		15
Total	524		16
Less: accumulated depreciation	(13)		(11)
Plant and equipment, net	$511		$5

The Company’s leasehold land and buildings are held in Hong Kong under a long lease, and are pledged against the banking facilities of a company whereby Kimmy Lai Ching Luk is a majority shareholder and a director of the company. Depreciation expense for the years ended December 31, 2017, 2016 and 2015 amounted to $2, $3 and $3, respectively.